OTHER ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of the Components of Other Assets
The following table presents the components of other assets (in thousands):

	December 31,
	2024	2023
Notes receivable, net of $26.1 million allowance for credit losses as of December 31, 2024 and $23.2 million as of December 31, 2023	$51,189	$46,256
Right of use asset	15,478	15,684
Exchange memberships and stock, at cost	3,829	3,829
Prepaid membership fees	4,000	3,000
Deferred IPO costs	5,978	5,406
Other	1,253	842
Total other assets, net	$81,727	$75,017
The following table presents the components of other assets (in thousands):

	September 30, 2025	December 31, 2024
Notes receivable, net of $26.1 million allowance for credit losses as of September 30, 2025 and as of December 31, 2024	$42,577	$51,189
Right of use asset	16,694	15,478
Exchange memberships and stock, at cost	3,829	3,829
Prepaid membership fees	4,000	4,000
Deferred IPO costs	—	5,978
Other	1,302	1,253
Total other assets, net	$68,402	$81,727

Schedule of Changes in Notes Receivable, Net of Allowance
The following table presents the change in the notes receivable, net of allowance for the notes receivable as of December 31, 2024 and 2023 (in thousands):

Balance at December 31, 2022	$32,786
Notes issued, net of allowance for credit losses	13,470
Repayments	—
Balance at December 31, 2023	46,256
Notes issued, net of allowance for credit losses	5,786
Repayments	(853)
Balance at December 31, 2024	$51,189
The following table presents the change in the notes receivable, net of allowance for the notes receivable for the nine months ended September 30, 2025 (in thousands):

Balance at December 31, 2024	$51,189
Notes issued, net of allowance for credit losses	—
Repayments	(8,612)
Balance at September 30, 2025	$42,577

Change in Allowance for Notes Receivable
The following represents the change in allowance for notes receivable for the year ended December 31, 2024 (in thousands):

Balance at January 1, 2024	$(23,176)
Provision for uncollectible amount	(2,892)
Write-offs charged against the allowance	—
Recoveries collected	—
Balance at December 31, 2024	$(26,068)
The following represents the change in allowance for notes receivable for the nine months ended September 30, 2025 (in thousands):

Balance at December 31, 2024	$(26,068)
Provision for uncollectible amount	—
Write-offs charged against the allowance	—
Recoveries collected	—
Balance at September 30, 2025	$(26,068)